Note 2 - Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2011
Foreign Currency Transaction Gain (Loss), before Tax (in Dollars)	$ (0.2)	$ (0.3)
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	30%
Furniture and Fixtures [Member]
Property, Plant and Equipment, Depreciation Methods	20%
Leasehold Improvements [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line over lesser of useful life or term of lease
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Minimum [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	15 years